Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedulr of financial assets measured at fair value on a recurring basis

	December 31, 2018
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$9,736	$9,736	$-	$-
Short term deposits	40	40	-	-
Restricted cash	56	56	-	-
Total financial assets	$9,832	$9,832	$-	$-

Warrants	$192	$-	$-	$192
Total financial liabilities	$192	$-	$-	$192

	December 31, 2017
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$9,005	$9,005	$-	$-
Restricted cash	27	27	-	-
Total financial assets	$9,032	$9,032	$-	$-

Warrants	$344	$-	$-	$344
Total financial liabilities	$344	$-	$-	$344

	December 31, 2016
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$3,020	$3,020	$-	$-
Restricted cash	25	25	-	-
Total financial assets	$3,045	$3,045	$-	$-